Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 31.2	$ 29.9
Items generating unrecognized tax benefits	27.4	26.6
Interest and related penalties	$ 3.8	$ 3.3
Earliest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2012
Latest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2016